Stockholders' Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Jul. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 ₪ / shares	May 15, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised options (in shares) | shares			11,000
Share issued (in per share) | ₪ / shares				₪ 0.01
Total consideration | $			$ 61
Number of share options granted (in shares) | shares		67,500
Options and restricted stock units exercise (in shares) | shares			2,781
Weighted average exercise price, Exercised (in dollars per share) | $ / shares		$ 4.21
Options exercisable terms		10 years
Vested term period		4 years
Aggregate grant fair value | $		$ 200
A&R Sales Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares offered | $					$ 31,900
Sales Of Ordinary shares | shares	136,300
Total proceeds from sale of ordinary shares | $	$ 800